Business combination (Narrative) (Details) - 12 months ended Dec. 31, 2017 $ / shares in Units, $ in Thousands, $ in Millions	CAD ($) $ / shares shares	USD ($) shares	USD ($)
Statements Line Items
Acquisition of assets	$ 1,093,718
Portion of consideration paid (received) consisting of cash and cash equivalents	630,100	$ 504.8
Purchase price, acquisition of assets	625,000	500.6
Portion of working capital, acquisition of assets	$ 5,100	$ 4.2
Number of shares issued	30,906,594		30,906,594
Silver stream percentage	100.00%	100.00%
Revolving credit facility	$ 147,300		$ 118.0
Cash disbursement for foreign exchange forward contract	275,000
Foreign exchange forward contract			204.0
Payment from cash and cash equivalents for settlement	228,900		$ 182.8
Business combination transaction costs	8,900
Loss on settlement of derivative financial instruments	18,200
Income taxes on loss on settlement of derivative financial instruments	2,800
Revenue of acquiree	139,500
Net earnings of acquiree	200
Approximations [Member]
Statements Line Items
Acquisition of assets	$ 1,100,000
Private Placements Member
Statements Line Items
Shares issued for private placement | shares	18,887,363	18,887,363
Exercise price, common shares, private placement | $ / shares	$ 14.56
Capital commitment, percentage	7.00%	7.00%
Additional fees	$ 400
Taxes on additional fees	$ 300
Private Placements Member | Capital Commitments representing 2% [Member]
Statements Line Items
Capital commitment, percentage	2.00%	2.00%
Capital commitment, shares issued | shares	385,457	385,457
Private Placements Member | Capital Commitments representing 5% [Member]
Statements Line Items
Capital commitment, percentage	5.00%	5.00%
Capital commitments	$ 13,800
Fonds [Member] | Private Placements Member
Statements Line Items
Buy-back, exercised	75,000
CDP Investissements Inc. [Member] | Private Placements Member
Statements Line Items
Buy-back, exercised	$ 200,000
Renard diamond mine [Member]
Statements Line Items
Diamond stream percentage	9.60%	9.60%
Brucejack gold and silver mine [Member]
Statements Line Items
Gold and silver stream percentage	4.00%	4.00%
Buy-back, exercised		$ 118.5
Mantos Blancos copper mine [Member]
Statements Line Items
Silver stream percentage	100.00%	100.00%